Sales of Certain Receivables - Sales of Receivables and Continuing Involvement (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Qualitative and Quantitative Information, Transferor's Continuing Involvement [Line Items]
Other current assets	$ 1,903	$ 1,537
Other long-term assets	912	674
Accounts payable and accrued liabilities	8,528	7,152
Other current liabilities	414	405
Other long-term liabilities	935	1,026
Losses from sales of receivables	299	228	$ 204
Factoring and EIP Securitization Arrangement | Transferor's Continuing Involvement in Transferred Financial Assets, Transfer Description
Qualitative and Quantitative Information, Transferor's Continuing Involvement [Line Items]
Maximum exposure to loss, Factoring VIE	1,300
Factoring and EIP Securitization Arrangement
Qualitative and Quantitative Information, Transferor's Continuing Involvement [Line Items]
Derecognized net service receivables and EIP receivables	2,725	2,502
Other current assets	639	578
Deferred purchase price assets	745	659
Other long-term assets	109	83
Accounts payable and accrued liabilities	25	17
Other current liabilities	180	129
Other long-term liabilities	3	4
Net cash proceeds since inception	2,058	2,030
Change in net cash proceeds during the year-to-date period	28	536
Net cash proceeds funded by reinvested collections	2,030	1,494
Losses from sales of receivables	299	228	$ 204
Factoring and EIP Securitization Arrangement | Other current assets - of which, deferred purchase price
Qualitative and Quantitative Information, Transferor's Continuing Involvement [Line Items]
Deferred purchase price assets	636	576
Factoring and EIP Securitization Arrangement | Other long-term assets - of which, deferred purchase price
Qualitative and Quantitative Information, Transferor's Continuing Involvement [Line Items]
Deferred purchase price assets	$ 109	$ 83